UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03407

Fidelity Boylston Street Trust
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	March 31

Date of reporting period:	December 31, 2013

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Strategic Advisers® Multi-Manager 2005 Fund
Class L
Class N

December 31, 2013

1.9586007.100

O05-L-O05-N-QTLY-0214

Investments December 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 28.6%
	Shares	Value
Commodity Funds - 2.2%
Fidelity Series Commodity Strategy Fund Class F (a)(c)	873	$ 6,956
Domestic Equity Funds - 26.4%
Strategic Advisers Core Multi-Manager Fund Class F (c)	1,813	24,889
Strategic Advisers Growth Multi-Manager Fund Class F (c)	1,453	20,768
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F (c)	950	12,603
Strategic Advisers Value Multi-Manager Fund Class F (c)	1,750	24,953
TOTAL DOMESTIC EQUITY FUNDS		83,213
TOTAL DOMESTIC EQUITY FUNDS (Cost $86,813)		90,169
International Equity Funds - 11.6%

Developed International Equity Funds - 8.9%
Strategic Advisers International Multi-Manager Fund Class F (c)	2,198	27,961
Emerging Markets Equity Funds - 2.7%
Strategic Advisers Emerging Markets Fund of Funds Class F (c)	848	8,598
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $35,180)		36,559
Bond Funds - 40.2%

High Yield Bond Funds - 7.6%
Fidelity Series Emerging Markets Debt Fund Class F (c)	202	2,030
Fidelity Series Floating Rate High Income Fund Class F (c)	342	3,556

	Shares	Value
Fidelity Series Real Estate Income Fund Class F (c)	129	$ 1,405
Strategic Advisers Income Opportunities Fund of Funds Class F (c)	1,583	16,906
TOTAL HIGH YIELD BOND FUNDS		23,897
Inflation-Protected Bond Funds - 2.7%
Fidelity Series Inflation-Protected Bond Index Fund Class F (c)	847	8,514
Investment Grade Bond Funds - 29.9%
Strategic Advisers Core Income Multi-Manager Fund Class F (c)	9,753	94,307
TOTAL BOND FUNDS (Cost $128,944)		126,718
Short-Term Funds - 19.6%

Fidelity Institutional Money Market Portfolio Class F 0.07% (b)(c)	34,108	34,108
Fidelity Short-Term Bond Fund Class F (c)	3,253	27,909
TOTAL SHORT-TERM FUNDS (Cost $62,048)		62,017
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $312,985)		315,463
NET OTHER ASSETS (LIABILITIES) - 0.0%		(38)
NET ASSETS - 100%		$ 315,425
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated company
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Institutional Money Market Portfolio Class F	$ 16,995	$ 38,522	$ 21,409	$ 15	$ 34,108
Fidelity Series Commodity Strategy Fund Class F	3,876	7,508	4,136	-	6,956
Fidelity Series Emerging Markets Debt Fund Class F	676	1,401	2	33	2,030
Fidelity Series Floating Rate High Income Fund Class F	1,173	2,484	17	47	3,556
Fidelity Series Inflation-Protected Bond Index Fund Class F	9,604	19,423	19,315	5	8,514
Fidelity Series Real Estate Income Fund Class F	495	984	22	43	1,405
Fidelity Short-Term Bond Fund Class F	13,932	31,610	17,567	112	27,909
Strategic Advisers Core Income Multi-Manager Fund Class F	18,332	77,231	54	448	94,307
Strategic Advisers Core Multi-Manager Fund Class F	6,928	18,727	1,465	130	24,889
Strategic Advisers Emerging Markets Fund of Funds Class F	2,277	6,415	6	90	8,598
Strategic Advisers Growth Multi-Manager Fund Class F	5,753	15,126	1,121	88	20,768
Strategic Advisers Income Opportunities Fund of Funds Class F	4,755	12,150	14	267	16,906
Strategic Advisers International Multi-Manager Fund Class F	7,449	19,900	616	313	27,961
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	3,501	10,180	585	-	12,603
Strategic Advisers Value Multi-Manager Fund Class F	6,933	18,652	1,405	157	24,953
Total	$ 102,679	$ 280,313	$ 67,734	$ 1,748	$ 315,463
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At December 31, 2013, the cost of investment securities for income tax purposes was $313,673. Net unrealized appreciation aggregated $1,790, of which $5,764 related to appreciated investment securities and $3,974 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Strategic Advisers® Multi-Manager 2010 Fund
Class L
Class N

December 31, 2013

1.9586008.100

O10-L-O10-N-QTLY-0214

Investments December 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 34.9%
	Shares	Value
Commodity Funds - 2.3%
Fidelity Series Commodity Strategy Fund Class F (a)(c)	1,144	$ 9,119
Domestic Equity Funds - 32.6%
Strategic Advisers Core Multi-Manager Fund Class F (c)	2,877	39,506
Strategic Advisers Growth Multi-Manager Fund Class F (c)	2,308	32,986
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F (c)	1,508	20,016
Strategic Advisers Value Multi-Manager Fund Class F (c)	2,777	39,606
TOTAL DOMESTIC EQUITY FUNDS		132,114
TOTAL DOMESTIC EQUITY FUNDS (Cost $134,397)		141,233
International Equity Funds - 14.3%

Developed International Equity Funds - 10.9%
Strategic Advisers International Multi-Manager Fund Class F (c)	3,466	44,085
Emerging Markets Equity Funds - 3.4%
Strategic Advisers Emerging Markets Fund of Funds Class F (c)	1,345	13,634
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $55,260)		57,719
Bond Funds - 36.2%

High Yield Bond Funds - 7.8%
Fidelity Series Emerging Markets Debt Fund Class F (c)	261	2,628
Fidelity Series Floating Rate High Income Fund Class F (c)	434	4,514

	Shares	Value
Fidelity Series Real Estate Income Fund Class F (c)	183	$ 1,984
Strategic Advisers Income Opportunities Fund of Funds Class F (c)	2,112	22,560
TOTAL HIGH YIELD BOND FUNDS		31,686
Inflation-Protected Bond Funds - 2.0%
Fidelity Series Inflation-Protected Bond Index Fund Class F (c)	807	8,110
Investment Grade Bond Funds - 26.4%
Strategic Advisers Core Income Multi-Manager Fund Class F (c)	11,064	106,986
TOTAL BOND FUNDS (Cost $149,242)		146,782
Short-Term Funds - 14.6%

Fidelity Institutional Money Market Portfolio Class F 0.07% (b)(c)	32,548	32,548
Fidelity Short-Term Bond Fund Class F (c)	3,106	26,652
TOTAL SHORT-TERM FUNDS (Cost $59,220)		59,200
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $398,119)		404,934
NET OTHER ASSETS (LIABILITIES) - 0.0%		(42)
NET ASSETS - 100%		$ 404,892
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated company
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Institutional Money Market Portfolio Class F	$ 7,142	$ 25,430	$ 24	$ 10	$ 32,548
Fidelity Series Commodity Strategy Fund Class F	5,338	15,438	11,075	-	9,119
Fidelity Series Emerging Markets Debt Fund Class F	676	2,013	2	44	2,628
Fidelity Series Floating Rate High Income Fund Class F	1,173	3,457	13	65	4,514
Fidelity Series Inflation-Protected Bond Index Fund Class F	10,536	28,979	29,954	7	8,110
Fidelity Series Real Estate Income Fund Class F	538	1,520	1	61	1,984
Fidelity Short-Term Bond Fund Class F	5,855	20,843	20	75	26,652
Strategic Advisers Core Income Multi-Manager Fund Class F	22,352	86,279	70	694	106,986
Strategic Advisers Core Multi-Manager Fund Class F	9,550	30,407	1,965	217	39,506
Strategic Advisers Emerging Markets Fund of Funds Class F	3,114	10,615	10	143	13,634
Strategic Advisers Growth Multi-Manager Fund Class F	7,933	25,010	2,097	144	32,986
Strategic Advisers Income Opportunities Fund of Funds Class F	4,766	17,723	15	365	22,560
Strategic Advisers International Multi-Manager Fund Class F	10,161	32,004	272	549	44,085
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	4,825	16,722	1,036	-	20,016
Strategic Advisers Value Multi-Manager Fund Class F	9,558	30,272	1,874	262	39,606
Total	$ 103,517	$ 346,712	$ 48,428	$ 2,636	$ 404,934
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At December 31, 2013, the cost of investment securities for income tax purposes was $398,795. Net unrealized appreciation aggregated $6,139, of which $10,703 related to appreciated investment securities and $4,564 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Strategic Advisers® Multi-Manager 2015 Fund
Class L
Class N

December 31, 2013

1.9586009.100

O15-L-O15-N-QTLY-0214

Investments December 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 41.0%
	Shares	Value
Commodity Funds - 2.4%
Fidelity Series Commodity Strategy Fund Class F (a)(c)	1,863	$ 14,848
Domestic Equity Funds - 38.6%
Strategic Advisers Core Multi-Manager Fund Class F (c)	5,183	71,157
Strategic Advisers Growth Multi-Manager Fund Class F (c)	4,158	59,417
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F (c)	2,722	36,120
Strategic Advisers Value Multi-Manager Fund Class F (c)	5,003	71,349
TOTAL DOMESTIC EQUITY FUNDS		238,043
TOTAL DOMESTIC EQUITY FUNDS (Cost $242,060)		252,891
International Equity Funds - 16.2%

Developed International Equity Funds - 12.4%
Strategic Advisers International Multi-Manager Fund Class F (c)	5,998	76,292
Emerging Markets Equity Funds - 3.8%
Strategic Advisers Emerging Markets Fund of Funds Class F (c)	2,325	23,579
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $95,923)		99,871
Bond Funds - 32.8%

High Yield Bond Funds - 7.9%
Fidelity Series Emerging Markets Debt Fund Class F (c)	400	4,022
Fidelity Series Floating Rate High Income Fund Class F (c)	659	6,847

	Shares	Value
Fidelity Series Real Estate Income Fund Class F (c)	305	$ 3,310
Strategic Advisers Income Opportunities Fund of Funds Class F (c)	3,232	34,521
TOTAL HIGH YIELD BOND FUNDS		48,700
Inflation-Protected Bond Funds - 1.6%
Fidelity Series Inflation-Protected Bond Index Fund Class F (c)	1,011	10,161
Investment Grade Bond Funds - 23.3%
Strategic Advisers Core Income Multi-Manager Fund Class F (c)	14,889	143,982
TOTAL BOND FUNDS (Cost $204,745)		202,843
Short-Term Funds - 10.0%

Fidelity Institutional Money Market Portfolio Class F 0.07% (b)(c)	34,115	34,115
Fidelity Short-Term Bond Fund Class F (c)	3,246	27,854
TOTAL SHORT-TERM FUNDS (Cost $61,945)		61,969
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $604,673)		617,574
NET OTHER ASSETS (LIABILITIES) - 0.0%		(64)
NET ASSETS - 100%		$ 617,510
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated company
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Institutional Money Market Portfolio Class F	$ 5,550	$ 29,230	$ 664	$ 10	$ 34,115
Fidelity Series Commodity Strategy Fund Class F	5,577	27,742	17,735	-	14,848
Fidelity Series Emerging Markets Debt Fund Class F	676	3,481	80	67	4,022
Fidelity Series Floating Rate High Income Fund Class F	1,173	5,954	131	95	6,847
Fidelity Series Inflation-Protected Bond Index Fund Class F	10,416	49,022	48,127	10	10,161
Fidelity Series Real Estate Income Fund Class F	590	2,877	57	98	3,310
Fidelity Short-Term Bond Fund Class F	4,551	23,829	543	81	27,854
Strategic Advisers Core Income Multi-Manager Fund Class F	23,335	124,627	2,826	1,030	143,982
Strategic Advisers Core Multi-Manager Fund Class F	9,954	59,536	1,475	338	71,157
Strategic Advisers Emerging Markets Fund of Funds Class F	3,234	20,369	65	248	23,579
Strategic Advisers Growth Multi-Manager Fund Class F	8,273	48,698	1,344	241	59,417
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Strategic Advisers Income Opportunities Fund of Funds Class F	$ 4,755	$ 29,544	$ 95	$ 555	$ 34,521
Strategic Advisers International Multi-Manager Fund Class F	10,566	62,509	316	953	76,292
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	5,029	32,780	543	-	36,120
Strategic Advisers Value Multi-Manager Fund Class F	9,970	60,069	1,738	408	71,349
Total	$ 103,649	$ 580,267	$ 75,739	$ 4,134	$ 617,574
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At December 31, 2013, the cost of investment securities for income tax purposes was $605,116. Net unrealized appreciation aggregated $12,458, of which $17,732 related to appreciated investment securities and $5,274 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Strategic Advisers® Multi-Manager 2020 Fund
Class L
Class N

December 31, 2013

1.9586010.100

O20-L-O20-N-QTLY-0214

Investments December 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 45.2%
	Shares	Value
Commodity Funds - 2.3%
Fidelity Series Commodity Strategy Fund Class F (a)(c)	3,198	$ 25,491
Domestic Equity Funds - 42.9%
Strategic Advisers Core Multi-Manager Fund Class F (c)	10,459	143,603
Strategic Advisers Growth Multi-Manager Fund Class F (c)	8,380	119,752
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F (c)	5,455	72,392
Strategic Advisers Value Multi-Manager Fund Class F (c)	10,092	143,914
TOTAL DOMESTIC EQUITY FUNDS		479,661
TOTAL DOMESTIC EQUITY FUNDS (Cost $484,025)		505,152
International Equity Funds - 18.0%

Developed International Equity Funds - 13.8%
Strategic Advisers International Multi-Manager Fund Class F (c)	12,059	153,397
Emerging Markets Equity Funds - 4.2%
Strategic Advisers Emerging Markets Fund of Funds Class F (c)	4,656	47,209
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $191,765)		200,606
Bond Funds - 30.4%

High Yield Bond Funds - 7.8%
Fidelity Series Emerging Markets Debt Fund Class F (c)	826	8,306
Fidelity Series Floating Rate High Income Fund Class F (c)	1,184	12,298

	Shares	Value
Fidelity Series Real Estate Income Fund Class F (c)	568	$ 6,167
Strategic Advisers Income Opportunities Fund of Funds Class F (c)	5,664	60,495
TOTAL HIGH YIELD BOND FUNDS		87,266
Inflation-Protected Bond Funds - 1.0%
Fidelity Series Inflation-Protected Bond Index Fund Class F (c)	1,115	11,209
Investment Grade Bond Funds - 21.6%
Strategic Advisers Core Income Multi-Manager Fund Class F (c)	24,992	241,667
TOTAL BOND FUNDS (Cost $342,466)		340,142
Short-Term Funds - 6.4%

Fidelity Institutional Money Market Portfolio Class F 0.07% (b)(c)	39,140	39,140
Fidelity Short-Term Bond Fund Class F (c)	3,721	31,928
TOTAL SHORT-TERM FUNDS (Cost $71,033)		71,068
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $1,089,289)		1,116,968
NET OTHER ASSETS (LIABILITIES) - 0.0%		(93)
NET ASSETS - 100%		$ 1,116,875
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated company
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Institutional Money Market Portfolio Class F	$ 3,795	$ 45,603	$ 10,258	$ 14	$ 39,140
Fidelity Series Commodity Strategy Fund Class F	6,133	59,976	39,027	-	25,491
Fidelity Series Emerging Markets Debt Fund Class F	805	8,901	1,225	163	8,306
Fidelity Series Floating Rate High Income Fund Class F	1,173	13,127	1,768	195	12,298
Fidelity Series Inflation-Protected Bond Index Fund Class F	8,630	86,458	82,300	11	11,209
Fidelity Series Real Estate Income Fund Class F	632	6,701	915	189	6,167
Fidelity Short-Term Bond Fund Class F	3,109	37,434	8,639	116	31,928
Strategic Advisers Core Income Multi-Manager Fund Class F	22,544	256,787	34,915	2,041	241,667
Strategic Advisers Core Multi-Manager Fund Class F	10,939	143,163	16,458	644	143,603
Strategic Advisers Emerging Markets Fund of Funds Class F	3,567	48,601	5,336	475	47,209
Strategic Advisers Growth Multi-Manager Fund Class F	9,093	116,572	14,017	446	119,752
Strategic Advisers Income Opportunities Fund of Funds Class F	5,446	62,551	7,942	1,206	60,495
Strategic Advisers International Multi-Manager Fund Class F	11,647	150,833	17,098	1,565	153,397
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	5,524	76,745	8,760	-	72,392
Strategic Advisers Value Multi-Manager Fund Class F	10,953	143,690	16,532	777	143,914
Total	$ 103,990	$ 1,257,142	$ 265,190	$ 7,842	$ 1,116,968
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At December 31, 2013, the cost of investment securities for income tax purposes was $1,090,992. Net unrealized appreciation aggregated $25,976, of which $33,538 related to appreciated investment securities and $7,562 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Strategic Advisers® Multi-Manager 2025 Fund
Class L
Class N

December 31, 2013

1.9586011.100

O25-L-O25-N-QTLY-0214

Investments December 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 52.4%
	Shares	Value
Commodity Funds - 2.5%
Fidelity Series Commodity Strategy Fund Class F (a)(c)	1,503	$ 11,980
Domestic Equity Funds - 49.9%
Strategic Advisers Core Multi-Manager Fund Class F (c)	5,322	73,071
Strategic Advisers Growth Multi-Manager Fund Class F (c)	4,284	61,218
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F (c)	2,787	36,989
Strategic Advisers Value Multi-Manager Fund Class F (c)	5,133	73,199
TOTAL DOMESTIC EQUITY FUNDS		244,477
TOTAL DOMESTIC EQUITY FUNDS (Cost $242,709)		256,457
International Equity Funds - 20.9%

Developed International Equity Funds - 15.9%
Strategic Advisers International Multi-Manager Fund Class F (c)	6,138	78,072
Emerging Markets Equity Funds - 5.0%
Strategic Advisers Emerging Markets Fund of Funds Class F (c)	2,410	24,442
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $97,616)		102,514
Bond Funds - 26.4%

High Yield Bond Funds - 8.8%
Fidelity Series Emerging Markets Debt Fund Class F (c)	375	3,768
Fidelity Series Floating Rate High Income Fund Class F (c)	454	4,720

	Shares	Value
Fidelity Series Real Estate Income Fund Class F (c)	246	$ 2,665
Strategic Advisers Income Opportunities Fund of Funds Class F (c)	2,995	31,990
TOTAL HIGH YIELD BOND FUNDS		43,143
Inflation-Protected Bond Funds - 0.6%
Fidelity Series Inflation-Protected Bond Index Fund Class F (c)	273	2,747
Investment Grade Bond Funds - 17.0%
Strategic Advisers Core Income Multi-Manager Fund Class F (c)	8,615	83,303
TOTAL BOND FUNDS (Cost $129,428)		129,193
Short-Term Funds - 0.3%

Fidelity Institutional Money Market Portfolio Class F 0.07% (b)(c)	1,231	1,231
Fidelity Short-Term Bond Fund Class F (c)	58	498
TOTAL SHORT-TERM FUNDS (Cost $1,728)		1,729
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $471,481)		489,893
NET OTHER ASSETS (LIABILITIES) - 0.0%		(61)
NET ASSETS - 100%		$ 489,832
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated company
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Institutional Money Market Portfolio Class F	$ 414	$ 4,635	$ 3,818	$ -	$ 1,231
Fidelity Series Commodity Strategy Fund Class F	7,583	38,812	33,242	-	11,980
Fidelity Series Emerging Markets Debt Fund Class F	805	4,448	1,433	70	3,768
Fidelity Series Floating Rate High Income Fund Class F	1,018	5,606	1,799	73	4,720
Fidelity Series Inflation-Protected Bond Index Fund Class F	5,663	31,176	33,530	3	2,747
Fidelity Series Real Estate Income Fund Class F	590	3,178	1,004	91	2,665
Fidelity Short-Term Bond Fund Class F	342	3,264	3,110	5	498
Strategic Advisers Core Income Multi-Manager Fund Class F	18,061	99,717	33,560	696	83,303
Strategic Advisers Core Multi-Manager Fund Class F	13,418	80,841	24,695	388	73,071
Strategic Advisers Emerging Markets Fund of Funds Class F	4,343	27,861	7,976	256	24,442
Strategic Advisers Growth Multi-Manager Fund Class F	11,152	66,197	20,596	274	61,218
Strategic Advisers Income Opportunities Fund of Funds Class F	7,014	38,216	13,650	692	31,990
Strategic Advisers International Multi-Manager Fund Class F	14,182	86,138	26,296	1,017	78,072
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	6,777	43,710	12,320	-	36,989
Strategic Advisers Value Multi-Manager Fund Class F	13,432	81,248	24,804	467	73,199
Total	$ 104,794	$ 615,047	$ 241,833	$ 4,032	$ 489,893
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At December 31, 2013, the cost of investment securities for income tax purposes was $473,619. Net unrealized appreciation aggregated $16,274, of which $20,536 related to appreciated investment securities and $4,262 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Strategic Advisers® Multi-Manager 2030 Fund
Class L
Class N

December 31, 2013

1.9586012.100

O30-L_O30-N-QTLY-0214

Investments December 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 60.8%
	Shares	Value
Commodity Funds - 2.6%
Fidelity Series Commodity Strategy Fund Class F (a)(b)	2,840	$ 22,637
Domestic Equity Funds - 58.2%
Strategic Advisers Core Multi-Manager Fund Class F (b)	11,045	151,644
Strategic Advisers Growth Multi-Manager Fund Class F (b)	8,866	126,689
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F (b)	5,758	76,404
Strategic Advisers Value Multi-Manager Fund Class F (b)	10,667	152,106
TOTAL DOMESTIC EQUITY FUNDS		506,843
TOTAL DOMESTIC EQUITY FUNDS (Cost $517,667)		529,480
International Equity Funds - 25.2%

Developed International Equity Funds - 19.2%
Strategic Advisers International Multi-Manager Fund Class F (b)	13,170	167,524
Emerging Markets Equity Funds - 6.0%
Strategic Advisers Emerging Markets Fund of Funds Class F (b)	5,177	52,495
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $217,564)		220,019
Bond Funds - 14.0%

High Yield Bond Funds - 8.9%
Fidelity Series Emerging Markets Debt Fund Class F (b)	670	6,735
Fidelity Series Floating Rate High Income Fund Class F (b)	756	7,850

	Shares	Value
Fidelity Series Real Estate Income Fund Class F (b)	394	$ 4,274
Strategic Advisers Income Opportunities Fund of Funds Class F (b)	5,487	58,605
TOTAL HIGH YIELD BOND FUNDS		77,464
Inflation-Protected Bond Funds - 0.4%
Fidelity Series Inflation-Protected Bond Index Fund Class F (b)	357	3,584
Investment Grade Bond Funds - 4.7%
Strategic Advisers Core Income Multi-Manager Fund Class F (b)	4,194	40,558
TOTAL BOND FUNDS (Cost $122,990)		121,606
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $858,221)		871,105
NET OTHER ASSETS (LIABILITIES) - 0.0%		(62)
NET ASSETS - 100%		$ 871,043
Legend
(a) Non-income producing
(b) Affiliated company
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Series Commodity Strategy Fund Class F	$ 8,014	$ 59,572	$ 44,242	$ -	$ 22,637
Fidelity Series Emerging Markets Debt Fund Class F	805	6,476	412	83	6,735
Fidelity Series Floating Rate High Income Fund Class F	936	7,614	514	80	7,850
Fidelity Series Inflation-Protected Bond Index Fund Class F	2,693	23,278	21,906	4	3,584
Fidelity Series Real Estate Income Fund Class F	538	4,153	284	113	4,274
Strategic Advisers Core Income Multi-Manager Fund Class F	18,359	134,068	110,630	571	40,558
Strategic Advisers Core Multi-Manager Fund Class F	14,114	145,437	11,515	741	151,644
Strategic Advisers Emerging Markets Fund of Funds Class F	4,554	52,530	3,352	581	52,495
Strategic Advisers Growth Multi-Manager Fund Class F	11,730	119,919	9,660	539	126,689
Strategic Advisers Income Opportunities Fund of Funds Class F	7,118	56,706	5,511	855	58,605
Strategic Advisers International Multi-Manager Fund Class F	14,888	161,993	12,366	2,182	167,524
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	7,130	79,411	5,768	-	76,404
Strategic Advisers Value Multi-Manager Fund Class F	14,127	146,016	11,637	893	152,106
Total	$ 105,006	$ 997,173	$ 237,797	$ 6,642	$ 871,105
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At December 31, 2013, the cost of investment securities for income tax purposes was $860,334. Net unrealized appreciation aggregated $10,771, of which $20,644 related to appreciated investment securities and $9,873 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Strategic Advisers® Multi-Manager 2035 Fund
Class L
Class N

December 31, 2013

1.9586013.100

O35-L-O35-N-QTLY-0214

Investments December 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 62.9%
	Shares	Value
Commodity Funds - 2.4%
Fidelity Series Commodity Strategy Fund Class F (a)(b)	1,629	$ 12,981
Domestic Equity Funds - 60.5%
Strategic Advisers Core Multi-Manager Fund Class F (b)	7,192	98,740
Strategic Advisers Growth Multi-Manager Fund Class F (b)	5,768	82,423
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F (b)	3,744	49,688
Strategic Advisers Value Multi-Manager Fund Class F (b)	6,942	98,990
TOTAL DOMESTIC EQUITY FUNDS		329,841
TOTAL DOMESTIC EQUITY FUNDS (Cost $327,098)		342,822
International Equity Funds - 26.7%

Developed International Equity Funds - 20.4%
Strategic Advisers International Multi-Manager Fund Class F (b)	8,753	111,339
Emerging Markets Equity Funds - 6.3%
Strategic Advisers Emerging Markets Fund of Funds Class F (b)	3,400	34,472
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $140,067)		145,811
Bond Funds - 10.4%

High Yield Bond Funds - 8.8%
Fidelity Series Emerging Markets Debt Fund Class F (b)	412	4,141
Fidelity Series Floating Rate High Income Fund Class F (b)	426	4,426

	Shares	Value
Fidelity Series Real Estate Income Fund Class F (b)	222	$ 2,411
Strategic Advisers Income Opportunities Fund of Funds Class F (b)	3,427	36,599
TOTAL HIGH YIELD BOND FUNDS		47,577
Inflation-Protected Bond Funds - 0.0%
Fidelity Series Inflation-Protected Bond Index Fund Class F (b)	9	87
Investment Grade Bond Funds - 1.6%
Strategic Advisers Core Income Multi-Manager Fund Class F (b)	909	8,791
TOTAL BOND FUNDS (Cost $56,445)		56,455
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $523,610)		545,088
NET OTHER ASSETS (LIABILITIES) - 0.0%		(56)
NET ASSETS - 100%		$ 545,032
Legend
(a) Non-income producing
(b) Affiliated company
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Series Commodity Strategy Fund Class F	$ 11,132	$ 35,851	$ 32,985	$ -	$ 12,981
Fidelity Series Emerging Markets Debt Fund Class F	967	3,359	88	75	4,141
Fidelity Series Floating Rate High Income Fund Class F	1,040	3,549	62	66	4,426
Fidelity Series Inflation-Protected Bond Index Fund Class F	-	144	51	-	87
Fidelity Series Real Estate Income Fund Class F	593	1,967	55	76	2,411
Strategic Advisers Core Income Multi-Manager Fund Class F	12,041	42,055	44,843	341	8,791
Strategic Advisers Core Multi-Manager Fund Class F	19,571	78,193	2,770	492	98,740
Strategic Advisers Emerging Markets Fund of Funds Class F	6,226	29,018	623	362	34,472
Strategic Advisers Growth Multi-Manager Fund Class F	16,233	63,577	2,378	343	82,423
Strategic Advisers Income Opportunities Fund of Funds Class F	8,629	28,562	788	738	36,599
Strategic Advisers International Multi-Manager Fund Class F	20,685	87,635	2,109	1,321	111,339
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	9,873	42,764	1,392	-	49,688
Strategic Advisers Value Multi-Manager Fund Class F	19,644	78,554	2,958	594	98,990
Total	$ 126,634	$ 495,228	$ 91,102	$ 4,408	$ 545,088
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At December 31, 2013, the cost of investment securities for income tax purposes was $524,054. Net unrealized appreciation aggregated $21,034, of which $24,523 related to appreciated investment securities and $3,489 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Strategic Advisers® Multi-Manager 2040 Fund
Class L
Class N

December 31, 2013

1.9586014.100

O40-L-O40-N-QTLY-0214

Investments December 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 62.9%
	Shares	Value
Commodity Funds - 2.4%
Fidelity Series Commodity Strategy Fund Class F (a)(b)	1,300	$ 10,361
Domestic Equity Funds - 60.5%
Strategic Advisers Core Multi-Manager Fund Class F (b)	5,759	79,066
Strategic Advisers Growth Multi-Manager Fund Class F (b)	4,617	65,970
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F (b)	2,999	39,803
Strategic Advisers Value Multi-Manager Fund Class F (b)	5,558	79,256
TOTAL DOMESTIC EQUITY FUNDS		264,095
TOTAL DOMESTIC EQUITY FUNDS (Cost $262,867)		274,456
International Equity Funds - 26.8%

Developed International Equity Funds - 20.5%
Strategic Advisers International Multi-Manager Fund Class F (b)	7,013	89,204
Emerging Markets Equity Funds - 6.3%
Strategic Advisers Emerging Markets Fund of Funds Class F (b)	2,718	27,560
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $112,421)		116,764
Bond Funds - 10.3%
	Shares	Value
High Yield Bond Funds - 8.6%
Fidelity Series Emerging Markets Debt Fund Class F (b)	330	$ 3,313
Fidelity Series Floating Rate High Income Fund Class F (b)	306	3,182
Fidelity Series Real Estate Income Fund Class F (b)	164	1,775
Strategic Advisers Income Opportunities Fund of Funds Class F (b)	2,749	29,357
TOTAL HIGH YIELD BOND FUNDS		37,627
Investment Grade Bond Funds - 1.7%
Strategic Advisers Core Income Multi-Manager Fund Class F (b)	769	7,437
TOTAL BOND FUNDS (Cost $45,038)		45,064
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $420,326)		436,284
NET OTHER ASSETS (LIABILITIES) - 0.0%		(47)
NET ASSETS - 100%		$ 436,237
Legend
(a) Non-income producing
(b) Affiliated company
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Series Commodity Strategy Fund Class F	$ 9,435	$ 33,276	$ 31,609	$ -	$ 10,361
Fidelity Series Emerging Markets Debt Fund Class F	805	3,170	576	55	3,313
Fidelity Series Floating Rate High Income Fund Class F	782	3,006	531	45	3,182
Fidelity Series Real Estate Income Fund Class F	453	1,699	308	54	1,775
Strategic Advisers Core Income Multi-Manager Fund Class F	8,721	30,633	31,497	217	7,437
Strategic Advisers Core Multi-Manager Fund Class F	16,616	71,610	11,558	396	79,066
Strategic Advisers Emerging Markets Fund of Funds Class F	5,340	26,315	3,795	289	27,560
Strategic Advisers Growth Multi-Manager Fund Class F	13,803	58,335	9,624	272	65,970
Strategic Advisers Income Opportunities Fund of Funds Class F	7,331	26,942	4,976	556	29,357
Strategic Advisers International Multi-Manager Fund Class F	17,424	80,199	12,094	1,030	89,204
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	8,402	38,591	5,784	-	39,803
Strategic Advisers Value Multi-Manager Fund Class F	16,642	71,772	11,672	478	79,256
Total	$ 105,754	$ 445,548	$ 124,024	$ 3,392	$ 436,284
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At December 31, 2013, the cost of investment securities for income tax purposes was $421,627. Net unrealized appreciation aggregated $14,657, of which $18,031 related to appreciated investment securities and $3,374 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Strategic Advisers® Multi-Manager 2045 Fund
Class L
Class N

December 31, 2013

1.9586015.100

O45-L-O45-N-QTLY-0214

Investments December 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 63.2%
	Shares	Value
Commodity Funds - 2.7%
Fidelity Series Commodity Strategy Fund Class F (a)(b)	1,458	$ 11,620
Domestic Equity Funds - 60.5%
Strategic Advisers Core Multi-Manager Fund Class F (b)	5,723	78,577
Strategic Advisers Growth Multi-Manager Fund Class F (b)	4,590	65,596
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F (b)	2,982	39,565
Strategic Advisers Value Multi-Manager Fund Class F (b)	5,524	78,766
TOTAL DOMESTIC EQUITY FUNDS		262,504
TOTAL DOMESTIC EQUITY FUNDS (Cost $262,796)		274,124
International Equity Funds - 26.7%

Developed International Equity Funds - 20.4%
Strategic Advisers International Multi-Manager Fund Class F (b)	6,973	88,698
Emerging Markets Equity Funds - 6.3%
Strategic Advisers Emerging Markets Fund of Funds Class F (b)	2,700	27,383
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $111,966)		116,081
Bond Funds - 10.1%
	Shares	Value
High Yield Bond Funds - 8.2%
Fidelity Series Emerging Markets Debt Fund Class F (b)	328	$ 3,296
Fidelity Series Floating Rate High Income Fund Class F (b)	169	1,752
Fidelity Series Real Estate Income Fund Class F (b)	145	1,570
Strategic Advisers Income Opportunities Fund of Funds Class F (b)	2,707	28,914
TOTAL HIGH YIELD BOND FUNDS		35,532
Investment Grade Bond Funds - 1.9%
Strategic Advisers Core Income Multi-Manager Fund Class F (b)	842	8,147
TOTAL BOND FUNDS (Cost $43,794)		43,679
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $418,556)		433,884
NET OTHER ASSETS (LIABILITIES) - 0.0%		(46)
NET ASSETS - 100%		$ 433,838
Legend
(a) Non-income producing
(b) Affiliated company
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Series Commodity Strategy Fund Class F	$ 9,848	$ 29,396	$ 26,798	$ -	$ 11,620
Fidelity Series Emerging Markets Debt Fund Class F	805	2,681	123	51	3,296
Fidelity Series Floating Rate High Income Fund Class F	391	1,463	61	22	1,752
Fidelity Series Real Estate Income Fund Class F	390	1,291	56	46	1,570
Strategic Advisers Core Income Multi-Manager Fund Class F	4,790	15,421	11,847	114	8,147
Strategic Advisers Core Multi-Manager Fund Class F	17,065	61,995	2,957	387	78,577
Strategic Advisers Emerging Markets Fund of Funds Class F	5,471	22,930	823	285	27,383
Strategic Advisers Growth Multi-Manager Fund Class F	14,177	50,558	2,506	267	65,596
Strategic Advisers Income Opportunities Fund of Funds Class F	9,387	29,168	9,761	631	28,914
Strategic Advisers International Multi-Manager Fund Class F	17,882	69,759	2,605	1,017	88,698
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	8,631	33,862	1,533	-	39,565
Strategic Advisers Value Multi-Manager Fund Class F	17,093	62,156	3,083	468	78,766
Total	$ 105,930	$ 380,680	$ 62,153	$ 3,288	$ 433,884
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At December 31, 2013, the cost of investment securities for income tax purposes was $419,381. Net unrealized appreciation aggregated $14,503, of which $18,042 related to appreciated investment securities and $3,539 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Strategic Advisers® Multi-Manager 2050 Fund
Class L
Class N
December 31, 2013

1.9586016.100

O50-L-O50-N-QTLY-0214

Investments December 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 63.2%
	Shares	Value
Commodity Funds - 2.7%
Fidelity Series Commodity Strategy Fund Class F (a)(b)	2,452	$ 19,541
Domestic Equity Funds - 60.5%
Strategic Advisers Core Multi-Manager Fund Class F (b)	9,602	131,837
Strategic Advisers Growth Multi-Manager Fund Class F (b)	7,712	110,201
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F (b)	4,997	66,314
Strategic Advisers Value Multi-Manager Fund Class F (b)	9,268	132,168
TOTAL DOMESTIC EQUITY FUNDS		440,520
TOTAL DOMESTIC EQUITY FUNDS (Cost $441,799)		460,061
International Equity Funds - 26.8%

Developed International Equity Funds - 20.5%
Strategic Advisers International Multi-Manager Fund Class F (b)	11,735	149,271
Emerging Markets Equity Funds - 6.3%
Strategic Advisers Emerging Markets Fund of Funds Class F (b)	4,507	45,705
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $187,061)		194,976
Bond Funds - 10.0%
	Shares	Value
High Yield Bond Funds - 7.9%
Fidelity Series Emerging Markets Debt Fund Class F (b)	539	$ 5,414
Fidelity Series Floating Rate High Income Fund Class F (b)	90	931
Fidelity Series Real Estate Income Fund Class F (b)	224	2,433
Strategic Advisers Income Opportunities Fund of Funds Class F (b)	4,588	49,002
TOTAL HIGH YIELD BOND FUNDS		57,780
Investment Grade Bond Funds - 2.1%
Strategic Advisers Core Income Multi-Manager Fund Class F (b)	1,598	15,448
TOTAL BOND FUNDS (Cost $73,146)		73,228
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $702,006)		728,265
NET OTHER ASSETS (LIABILITIES) - 0.0%		(64)
NET ASSETS - 100%		$ 728,201
Legend
(a) Non-income producing
(b) Affiliated company
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Series Commodity Strategy Fund Class F	$ 9,862	$ 48,186	$ 37,071	$ -	$ 19,541
Fidelity Series Emerging Markets Debt Fund Class F	805	4,737	6	93	5,414
Fidelity Series Floating Rate High Income Fund Class F	113	839	1	13	931
Fidelity Series Real Estate Income Fund Class F	348	2,166	3	64	2,433
Strategic Advisers Core Income Multi-Manager Fund Class F	3,683	22,773	10,705	181	15,448
Strategic Advisers Core Multi-Manager Fund Class F	17,311	110,634	669	664	131,837
Strategic Advisers Emerging Markets Fund of Funds Class F	5,562	40,173	42	479	45,705
Strategic Advisers Growth Multi-Manager Fund Class F	14,384	89,961	666	446	110,201
Strategic Advisers Income Opportunities Fund of Funds Class F	9,691	52,828	13,942	1,173	49,002
Strategic Advisers International Multi-Manager Fund Class F	18,162	123,992	133	1,597	149,271
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	8,753	59,651	606	-	66,314
Strategic Advisers Value Multi-Manager Fund Class F	17,337	110,778	689	802	132,168
Total	$ 106,011	$ 666,718	$ 64,533	$ 5,512	$ 728,265
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At December 31, 2013, the cost of investment securities for income tax purposes was $702,592. Net unrealized appreciation aggregated $25,673, of which $30,482 related to appreciated investment securities and $4,809 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Strategic Advisers® Multi-Manager 2055 Fund
Class L
Class N

December 31, 2013

1.9586017.100

O55-L-O55-N-QTLY-0214

Investments December 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 63.2%
	Shares	Value
Commodity Funds - 2.7%
Fidelity Series Commodity Strategy Fund Class F (a)(b)	1,661	$ 13,240
Domestic Equity Funds - 60.5%
Strategic Advisers Core Multi-Manager Fund Class F (b)	6,443	88,468
Strategic Advisers Growth Multi-Manager Fund Class F (b)	5,177	73,981
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F (b)	3,356	44,540
Strategic Advisers Value Multi-Manager Fund Class F (b)	6,216	88,644
TOTAL DOMESTIC EQUITY FUNDS		295,633
TOTAL DOMESTIC EQUITY FUNDS (Cost $298,716)		308,873
International Equity Funds - 26.9%

Developed International Equity Funds - 20.6%
Strategic Advisers International Multi-Manager Fund Class F (b)	7,909	100,606
Emerging Markets Equity Funds - 6.3%
Strategic Advisers Emerging Markets Fund of Funds Class F (b)	3,036	30,786
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $126,916)		131,392
Bond Funds - 9.9%
	Shares	Value
High Yield Bond Funds - 7.7%
Fidelity Series Emerging Markets Debt Fund Class F (b)	355	$ 3,565
Fidelity Series Floating Rate High Income Fund Class F (b)	7	72
Fidelity Series Real Estate Income Fund Class F (b)	142	1,540
Strategic Advisers Income Opportunities Fund of Funds Class F (b)	3,009	32,131
TOTAL HIGH YIELD BOND FUNDS		37,308
Investment Grade Bond Funds - 2.2%
Strategic Advisers Core Income Multi-Manager Fund Class F (b)	1,118	10,813
TOTAL BOND FUNDS (Cost $48,111)		48,121
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $473,743)		488,386
NET OTHER ASSETS (LIABILITIES) - 0.0%		(46)
NET ASSETS - 100%		$ 488,340
Legend
(a) Non-income producing
(b) Affiliated company
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Series Commodity Strategy Fund Class F	$ 10,380	$ 28,146	$ 24,352	$ -	$ 13,240
Fidelity Series Emerging Markets Debt Fund Class F	805	2,830	6	47	3,565
Fidelity Series Floating Rate High Income Fund Class F	-	74	-	-	72
Fidelity Series Real Estate Income Fund Class F	306	1,278	2	34	1,540
Strategic Advisers Core Income Multi-Manager Fund Class F	311	10,620	29	22	10,813
Strategic Advisers Core Multi-Manager Fund Class F	18,068	69,018	749	442	88,468
Strategic Advisers Emerging Markets Fund of Funds Class F	5,784	25,324	42	323	30,786
Strategic Advisers Growth Multi-Manager Fund Class F	15,007	56,576	709	306	73,981
Strategic Advisers Income Opportunities Fund of Funds Class F	9,411	31,657	9,019	618	32,131
Strategic Advisers International Multi-Manager Fund Class F	18,898	77,762	133	996	100,606
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	9,149	37,768	442	-	44,540
Strategic Advisers Value Multi-Manager Fund Class F	18,083	69,161	890	533	88,644
Total	$ 106,202	$ 410,214	$ 36,373	$ 3,321	$ 488,386
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At December 31, 2013, the cost of investment securities for income tax purposes was $474,845. Net unrealized appreciation aggregated $13,541, of which $18,416 related to appreciated investment securities and $4,875 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Strategic Advisers® Multi-Manager Income Fund
Class L
Class N

December 31, 2013

1.9586006.100

OIN-L-OIN-N-QTLY-0214

Investments December 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 17.3%
	Shares	Value
Commodity Funds - 1.2%
Fidelity Series Commodity Strategy Fund Class F (a)(c)	529	$ 4,214
Domestic Equity Funds - 16.1%
Strategic Advisers Core Multi-Manager Fund Class F (c)	1,238	17,000
Strategic Advisers Growth Multi-Manager Fund Class F (c)	993	14,192
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F (c)	650	8,624
Strategic Advisers Value Multi-Manager Fund Class F (c)	1,195	17,045
TOTAL DOMESTIC EQUITY FUNDS		56,861
TOTAL DOMESTIC EQUITY FUNDS (Cost $58,611)		61,075
International Equity Funds - 7.2%

Developed International Equity Funds - 5.5%
Strategic Advisers International Multi-Manager Fund Class F (c)	1,542	19,613
Emerging Markets Equity Funds - 1.7%
Strategic Advisers Emerging Markets Fund of Funds Class F (c)	594	6,022
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $24,685)		25,635
Bond Funds - 45.6%

High Yield Bond Funds - 6.9%
Fidelity Series Emerging Markets Debt Fund Class F (c)	186	1,874
Fidelity Series Floating Rate High Income Fund Class F (c)	388	4,030

	Shares	Value
Fidelity Series Real Estate Income Fund Class F (c)	118	$ 1,277
Strategic Advisers Income Opportunities Fund of Funds Class F (c)	1,623	17,338
TOTAL HIGH YIELD BOND FUNDS		24,519
Inflation-Protected Bond Funds - 3.0%
Fidelity Series Inflation-Protected Bond Index Fund Class F (c)	1,051	10,562
Investment Grade Bond Funds - 35.7%
Strategic Advisers Core Income Multi-Manager Fund Class F (c)	13,056	126,251
TOTAL BOND FUNDS (Cost $163,735)		161,332
Short-Term Funds - 29.9%

Fidelity Institutional Money Market Portfolio Class F 0.07% (b)(c)	58,242	58,242
Fidelity Short-Term Bond Fund Class F (c)	5,558	47,689
TOTAL SHORT-TERM FUNDS (Cost $105,956)		105,931
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $352,987)		353,973
NET OTHER ASSETS (LIABILITIES) - 0.0%		(41)
NET ASSETS - 100%		$ 353,932
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated company
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Institutional Money Market Portfolio Class F	$ 22,105	$ 54,880	$ 18,743	$ 22	$ 58,242
Fidelity Series Commodity Strategy Fund Class F	1,998	5,081	2,710	-	4,214
Fidelity Series Emerging Markets Debt Fund Class F	537	1,378	2	31	1,874
Fidelity Series Floating Rate High Income Fund Class F	1,173	2,981	31	55	4,030
Fidelity Series Inflation-Protected Bond Index Fund Class F	11,969	28,716	28,441	8	10,562
Fidelity Series Real Estate Income Fund Class F	379	947	1	40	1,277
Fidelity Short-Term Bond Fund Class F	18,128	45,100	15,479	170	47,689
Strategic Advisers Core Income Multi-Manager Fund Class F	21,684	106,062	68	630	126,251
Strategic Advisers Core Multi-Manager Fund Class F	4,006	13,324	877	87	17,000
Strategic Advisers Emerging Markets Fund of Funds Class F	1,310	4,760	4	63	6,022
Strategic Advisers Growth Multi-Manager Fund Class F	3,325	10,911	801	60	14,192
Strategic Advisers Income Opportunities Fund of Funds Class F	4,807	12,487	15	319	17,338
Strategic Advisers International Multi-Manager Fund Class F	4,260	14,693	190	224	19,613
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	2,033	7,324	416	-	8,624
Strategic Advisers Value Multi-Manager Fund Class F	4,016	13,401	944	105	17,045
Total	$ 101,730	$ 322,045	$ 68,722	$ 1,814	$ 353,973
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At December 31, 2013, the cost of investment securities for income tax purposes was $353,912. Net unrealized appreciation aggregated $61, of which $4,132 related to appreciated investment securities and $4,071 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Strategic Advisers® Multi-Manager Income Fund

December 31, 2013

1.954309.101

OIN-QTLY-0214

Investments December 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 17.3%
	Shares	Value
Commodity Funds - 1.2%
Fidelity Series Commodity Strategy Fund Class F (a)(c)	529	$ 4,214
Domestic Equity Funds - 16.1%
Strategic Advisers Core Multi-Manager Fund Class F (c)	1,238	17,000
Strategic Advisers Growth Multi-Manager Fund Class F (c)	993	14,192
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F (c)	650	8,624
Strategic Advisers Value Multi-Manager Fund Class F (c)	1,195	17,045
TOTAL DOMESTIC EQUITY FUNDS		56,861
TOTAL DOMESTIC EQUITY FUNDS (Cost $58,611)		61,075
International Equity Funds - 7.2%

Developed International Equity Funds - 5.5%
Strategic Advisers International Multi-Manager Fund Class F (c)	1,542	19,613
Emerging Markets Equity Funds - 1.7%
Strategic Advisers Emerging Markets Fund of Funds Class F (c)	594	6,022
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $24,685)		25,635
Bond Funds - 45.6%

High Yield Bond Funds - 6.9%
Fidelity Series Emerging Markets Debt Fund Class F (c)	186	1,874
Fidelity Series Floating Rate High Income Fund Class F (c)	388	4,030

	Shares	Value
Fidelity Series Real Estate Income Fund Class F (c)	118	$ 1,277
Strategic Advisers Income Opportunities Fund of Funds Class F (c)	1,623	17,338
TOTAL HIGH YIELD BOND FUNDS		24,519
Inflation-Protected Bond Funds - 3.0%
Fidelity Series Inflation-Protected Bond Index Fund Class F (c)	1,051	10,562
Investment Grade Bond Funds - 35.7%
Strategic Advisers Core Income Multi-Manager Fund Class F (c)	13,056	126,251
TOTAL BOND FUNDS (Cost $163,735)		161,332
Short-Term Funds - 29.9%

Fidelity Institutional Money Market Portfolio Class F 0.07% (b)(c)	58,242	58,242
Fidelity Short-Term Bond Fund Class F (c)	5,558	47,689
TOTAL SHORT-TERM FUNDS (Cost $105,956)		105,931
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $352,987)		353,973
NET OTHER ASSETS (LIABILITIES) - 0.0%		(41)
NET ASSETS - 100%		$ 353,932
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated company
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Institutional Money Market Portfolio Class F	$ 22,105	$ 54,880	$ 18,743	$ 22	$ 58,242
Fidelity Series Commodity Strategy Fund Class F	1,998	5,081	2,710	-	4,214
Fidelity Series Emerging Markets Debt Fund Class F	537	1,378	2	31	1,874
Fidelity Series Floating Rate High Income Fund Class F	1,173	2,981	31	55	4,030
Fidelity Series Inflation-Protected Bond Index Fund Class F	11,969	28,716	28,441	8	10,562
Fidelity Series Real Estate Income Fund Class F	379	947	1	40	1,277
Fidelity Short-Term Bond Fund Class F	18,128	45,100	15,479	170	47,689
Strategic Advisers Core Income Multi-Manager Fund Class F	21,684	106,062	68	630	126,251
Strategic Advisers Core Multi-Manager Fund Class F	4,006	13,324	877	87	17,000
Strategic Advisers Emerging Markets Fund of Funds Class F	1,310	4,760	4	63	6,022
Strategic Advisers Growth Multi-Manager Fund Class F	3,325	10,911	801	60	14,192
Strategic Advisers Income Opportunities Fund of Funds Class F	4,807	12,487	15	319	17,338
Strategic Advisers International Multi-Manager Fund Class F	4,260	14,693	190	224	19,613
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	2,033	7,324	416	-	8,624
Strategic Advisers Value Multi-Manager Fund Class F	4,016	13,401	944	105	17,045
Total	$ 101,730	$ 322,045	$ 68,722	$ 1,814	$ 353,973
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At December 31, 2013, the cost of investment securities for income tax purposes was $353,912. Net unrealized appreciation aggregated $61, of which $4,132 related to appreciated investment securities and $4,071 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Strategic Advisers® Multi-Manager 2055 Fund

December 31, 2013

1.954307.101

O55-QTLY-0214

Investments December 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 63.2%
	Shares	Value
Commodity Funds - 2.7%
Fidelity Series Commodity Strategy Fund Class F (a)(b)	1,661	$ 13,240
Domestic Equity Funds - 60.5%
Strategic Advisers Core Multi-Manager Fund Class F (b)	6,443	88,468
Strategic Advisers Growth Multi-Manager Fund Class F (b)	5,177	73,981
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F (b)	3,356	44,540
Strategic Advisers Value Multi-Manager Fund Class F (b)	6,216	88,644
TOTAL DOMESTIC EQUITY FUNDS		295,633
TOTAL DOMESTIC EQUITY FUNDS (Cost $298,716)		308,873
International Equity Funds - 26.9%

Developed International Equity Funds - 20.6%
Strategic Advisers International Multi-Manager Fund Class F (b)	7,909	100,606
Emerging Markets Equity Funds - 6.3%
Strategic Advisers Emerging Markets Fund of Funds Class F (b)	3,036	30,786
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $126,916)		131,392
Bond Funds - 9.9%
	Shares	Value
High Yield Bond Funds - 7.7%
Fidelity Series Emerging Markets Debt Fund Class F (b)	355	$ 3,565
Fidelity Series Floating Rate High Income Fund Class F (b)	7	72
Fidelity Series Real Estate Income Fund Class F (b)	142	1,540
Strategic Advisers Income Opportunities Fund of Funds Class F (b)	3,009	32,131
TOTAL HIGH YIELD BOND FUNDS		37,308
Investment Grade Bond Funds - 2.2%
Strategic Advisers Core Income Multi-Manager Fund Class F (b)	1,118	10,813
TOTAL BOND FUNDS (Cost $48,111)		48,121
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $473,743)		488,386
NET OTHER ASSETS (LIABILITIES) - 0.0%		(46)
NET ASSETS - 100%		$ 488,340
Legend
(a) Non-income producing
(b) Affiliated company
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Series Commodity Strategy Fund Class F	$ 10,380	$ 28,146	$ 24,352	$ -	$ 13,240
Fidelity Series Emerging Markets Debt Fund Class F	805	2,830	6	47	3,565
Fidelity Series Floating Rate High Income Fund Class F	-	74	-	-	72
Fidelity Series Real Estate Income Fund Class F	306	1,278	2	34	1,540
Strategic Advisers Core Income Multi-Manager Fund Class F	311	10,620	29	22	10,813
Strategic Advisers Core Multi-Manager Fund Class F	18,068	69,018	749	442	88,468
Strategic Advisers Emerging Markets Fund of Funds Class F	5,784	25,324	42	323	30,786
Strategic Advisers Growth Multi-Manager Fund Class F	15,007	56,576	709	306	73,981
Strategic Advisers Income Opportunities Fund of Funds Class F	9,411	31,657	9,019	618	32,131
Strategic Advisers International Multi-Manager Fund Class F	18,898	77,762	133	996	100,606
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	9,149	37,768	442	-	44,540
Strategic Advisers Value Multi-Manager Fund Class F	18,083	69,161	890	533	88,644
Total	$ 106,202	$ 410,214	$ 36,373	$ 3,321	$ 488,386
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At December 31, 2013, the cost of investment securities for income tax purposes was $474,845. Net unrealized appreciation aggregated $13,541, of which $18,416 related to appreciated investment securities and $4,875 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Strategic Advisers® Multi-Manager 2050 Fund

December 31, 2013

1.954305.101

O50-QTLY-0214

Investments December 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 63.2%
	Shares	Value
Commodity Funds - 2.7%
Fidelity Series Commodity Strategy Fund Class F (a)(b)	2,452	$ 19,541
Domestic Equity Funds - 60.5%
Strategic Advisers Core Multi-Manager Fund Class F (b)	9,602	131,837
Strategic Advisers Growth Multi-Manager Fund Class F (b)	7,712	110,201
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F (b)	4,997	66,314
Strategic Advisers Value Multi-Manager Fund Class F (b)	9,268	132,168
TOTAL DOMESTIC EQUITY FUNDS		440,520
TOTAL DOMESTIC EQUITY FUNDS (Cost $441,799)		460,061
International Equity Funds - 26.8%

Developed International Equity Funds - 20.5%
Strategic Advisers International Multi-Manager Fund Class F (b)	11,735	149,271
Emerging Markets Equity Funds - 6.3%
Strategic Advisers Emerging Markets Fund of Funds Class F (b)	4,507	45,705
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $187,061)		194,976
Bond Funds - 10.0%
	Shares	Value
High Yield Bond Funds - 7.9%
Fidelity Series Emerging Markets Debt Fund Class F (b)	539	$ 5,414
Fidelity Series Floating Rate High Income Fund Class F (b)	90	931
Fidelity Series Real Estate Income Fund Class F (b)	224	2,433
Strategic Advisers Income Opportunities Fund of Funds Class F (b)	4,588	49,002
TOTAL HIGH YIELD BOND FUNDS		57,780
Investment Grade Bond Funds - 2.1%
Strategic Advisers Core Income Multi-Manager Fund Class F (b)	1,598	15,448
TOTAL BOND FUNDS (Cost $73,146)		73,228
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $702,006)		728,265
NET OTHER ASSETS (LIABILITIES) - 0.0%		(64)
NET ASSETS - 100%		$ 728,201
Legend
(a) Non-income producing
(b) Affiliated company
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Series Commodity Strategy Fund Class F	$ 9,862	$ 48,186	$ 37,071	$ -	$ 19,541
Fidelity Series Emerging Markets Debt Fund Class F	805	4,737	6	93	5,414
Fidelity Series Floating Rate High Income Fund Class F	113	839	1	13	931
Fidelity Series Real Estate Income Fund Class F	348	2,166	3	64	2,433
Strategic Advisers Core Income Multi-Manager Fund Class F	3,683	22,773	10,705	181	15,448
Strategic Advisers Core Multi-Manager Fund Class F	17,311	110,634	669	664	131,837
Strategic Advisers Emerging Markets Fund of Funds Class F	5,562	40,173	42	479	45,705
Strategic Advisers Growth Multi-Manager Fund Class F	14,384	89,961	666	446	110,201
Strategic Advisers Income Opportunities Fund of Funds Class F	9,691	52,828	13,942	1,173	49,002
Strategic Advisers International Multi-Manager Fund Class F	18,162	123,992	133	1,597	149,271
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	8,753	59,651	606	-	66,314
Strategic Advisers Value Multi-Manager Fund Class F	17,337	110,778	689	802	132,168
Total	$ 106,011	$ 666,718	$ 64,533	$ 5,512	$ 728,265
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At December 31, 2013, the cost of investment securities for income tax purposes was $702,592. Net unrealized appreciation aggregated $25,673, of which $30,482 related to appreciated investment securities and $4,809 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Strategic Advisers® Multi-Manager 2045 Fund

December 31, 2013

1.954302.101

O45-QTLY-0214

Investments December 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 63.2%
	Shares	Value
Commodity Funds - 2.7%
Fidelity Series Commodity Strategy Fund Class F (a)(b)	1,458	$ 11,620
Domestic Equity Funds - 60.5%
Strategic Advisers Core Multi-Manager Fund Class F (b)	5,723	78,577
Strategic Advisers Growth Multi-Manager Fund Class F (b)	4,590	65,596
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F (b)	2,982	39,565
Strategic Advisers Value Multi-Manager Fund Class F (b)	5,524	78,766
TOTAL DOMESTIC EQUITY FUNDS		262,504
TOTAL DOMESTIC EQUITY FUNDS (Cost $262,796)		274,124
International Equity Funds - 26.7%

Developed International Equity Funds - 20.4%
Strategic Advisers International Multi-Manager Fund Class F (b)	6,973	88,698
Emerging Markets Equity Funds - 6.3%
Strategic Advisers Emerging Markets Fund of Funds Class F (b)	2,700	27,383
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $111,966)		116,081
Bond Funds - 10.1%
	Shares	Value
High Yield Bond Funds - 8.2%
Fidelity Series Emerging Markets Debt Fund Class F (b)	328	$ 3,296
Fidelity Series Floating Rate High Income Fund Class F (b)	169	1,752
Fidelity Series Real Estate Income Fund Class F (b)	145	1,570
Strategic Advisers Income Opportunities Fund of Funds Class F (b)	2,707	28,914
TOTAL HIGH YIELD BOND FUNDS		35,532
Investment Grade Bond Funds - 1.9%
Strategic Advisers Core Income Multi-Manager Fund Class F (b)	842	8,147
TOTAL BOND FUNDS (Cost $43,794)		43,679
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $418,556)		433,884
NET OTHER ASSETS (LIABILITIES) - 0.0%		(46)
NET ASSETS - 100%		$ 433,838
Legend
(a) Non-income producing
(b) Affiliated company
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Series Commodity Strategy Fund Class F	$ 9,848	$ 29,396	$ 26,798	$ -	$ 11,620
Fidelity Series Emerging Markets Debt Fund Class F	805	2,681	123	51	3,296
Fidelity Series Floating Rate High Income Fund Class F	391	1,463	61	22	1,752
Fidelity Series Real Estate Income Fund Class F	390	1,291	56	46	1,570
Strategic Advisers Core Income Multi-Manager Fund Class F	4,790	15,421	11,847	114	8,147
Strategic Advisers Core Multi-Manager Fund Class F	17,065	61,995	2,957	387	78,577
Strategic Advisers Emerging Markets Fund of Funds Class F	5,471	22,930	823	285	27,383
Strategic Advisers Growth Multi-Manager Fund Class F	14,177	50,558	2,506	267	65,596
Strategic Advisers Income Opportunities Fund of Funds Class F	9,387	29,168	9,761	631	28,914
Strategic Advisers International Multi-Manager Fund Class F	17,882	69,759	2,605	1,017	88,698
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	8,631	33,862	1,533	-	39,565
Strategic Advisers Value Multi-Manager Fund Class F	17,093	62,156	3,083	468	78,766
Total	$ 105,930	$ 380,680	$ 62,153	$ 3,288	$ 433,884
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At December 31, 2013, the cost of investment securities for income tax purposes was $419,381. Net unrealized appreciation aggregated $14,503, of which $18,042 related to appreciated investment securities and $3,539 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Strategic Advisers® Multi-Manager 2040 Fund

December 31, 2013

1.954298.101

O40-QTLY-0214

Investments December 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 62.9%
	Shares	Value
Commodity Funds - 2.4%
Fidelity Series Commodity Strategy Fund Class F (a)(b)	1,300	$ 10,361
Domestic Equity Funds - 60.5%
Strategic Advisers Core Multi-Manager Fund Class F (b)	5,759	79,066
Strategic Advisers Growth Multi-Manager Fund Class F (b)	4,617	65,970
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F (b)	2,999	39,803
Strategic Advisers Value Multi-Manager Fund Class F (b)	5,558	79,256
TOTAL DOMESTIC EQUITY FUNDS		264,095
TOTAL DOMESTIC EQUITY FUNDS (Cost $262,867)		274,456
International Equity Funds - 26.8%

Developed International Equity Funds - 20.5%
Strategic Advisers International Multi-Manager Fund Class F (b)	7,013	89,204
Emerging Markets Equity Funds - 6.3%
Strategic Advisers Emerging Markets Fund of Funds Class F (b)	2,718	27,560
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $112,421)		116,764
Bond Funds - 10.3%
	Shares	Value
High Yield Bond Funds - 8.6%
Fidelity Series Emerging Markets Debt Fund Class F (b)	330	$ 3,313
Fidelity Series Floating Rate High Income Fund Class F (b)	306	3,182
Fidelity Series Real Estate Income Fund Class F (b)	164	1,775
Strategic Advisers Income Opportunities Fund of Funds Class F (b)	2,749	29,357
TOTAL HIGH YIELD BOND FUNDS		37,627
Investment Grade Bond Funds - 1.7%
Strategic Advisers Core Income Multi-Manager Fund Class F (b)	769	7,437
TOTAL BOND FUNDS (Cost $45,038)		45,064
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $420,326)		436,284
NET OTHER ASSETS (LIABILITIES) - 0.0%		(47)
NET ASSETS - 100%		$ 436,237
Legend
(a) Non-income producing
(b) Affiliated company
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Series Commodity Strategy Fund Class F	$ 9,435	$ 33,276	$ 31,609	$ -	$ 10,361
Fidelity Series Emerging Markets Debt Fund Class F	805	3,170	576	55	3,313
Fidelity Series Floating Rate High Income Fund Class F	782	3,006	531	45	3,182
Fidelity Series Real Estate Income Fund Class F	453	1,699	308	54	1,775
Strategic Advisers Core Income Multi-Manager Fund Class F	8,721	30,633	31,497	217	7,437
Strategic Advisers Core Multi-Manager Fund Class F	16,616	71,610	11,558	396	79,066
Strategic Advisers Emerging Markets Fund of Funds Class F	5,340	26,315	3,795	289	27,560
Strategic Advisers Growth Multi-Manager Fund Class F	13,803	58,335	9,624	272	65,970
Strategic Advisers Income Opportunities Fund of Funds Class F	7,331	26,942	4,976	556	29,357
Strategic Advisers International Multi-Manager Fund Class F	17,424	80,199	12,094	1,030	89,204
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	8,402	38,591	5,784	-	39,803
Strategic Advisers Value Multi-Manager Fund Class F	16,642	71,772	11,672	478	79,256
Total	$ 105,754	$ 445,548	$ 124,024	$ 3,392	$ 436,284
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At December 31, 2013, the cost of investment securities for income tax purposes was $421,627. Net unrealized appreciation aggregated $14,657, of which $18,031 related to appreciated investment securities and $3,374 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Strategic Advisers® Multi-Manager 2035 Fund

December 31, 2013

1.954294.101

O35-QTLY-0214

Investments December 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 62.9%
	Shares	Value
Commodity Funds - 2.4%
Fidelity Series Commodity Strategy Fund Class F (a)(b)	1,629	$ 12,981
Domestic Equity Funds - 60.5%
Strategic Advisers Core Multi-Manager Fund Class F (b)	7,192	98,740
Strategic Advisers Growth Multi-Manager Fund Class F (b)	5,768	82,423
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F (b)	3,744	49,688
Strategic Advisers Value Multi-Manager Fund Class F (b)	6,942	98,990
TOTAL DOMESTIC EQUITY FUNDS		329,841
TOTAL DOMESTIC EQUITY FUNDS (Cost $327,098)		342,822
International Equity Funds - 26.7%

Developed International Equity Funds - 20.4%
Strategic Advisers International Multi-Manager Fund Class F (b)	8,753	111,339
Emerging Markets Equity Funds - 6.3%
Strategic Advisers Emerging Markets Fund of Funds Class F (b)	3,400	34,472
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $140,067)		145,811
Bond Funds - 10.4%

High Yield Bond Funds - 8.8%
Fidelity Series Emerging Markets Debt Fund Class F (b)	412	4,141
Fidelity Series Floating Rate High Income Fund Class F (b)	426	4,426

	Shares	Value
Fidelity Series Real Estate Income Fund Class F (b)	222	$ 2,411
Strategic Advisers Income Opportunities Fund of Funds Class F (b)	3,427	36,599
TOTAL HIGH YIELD BOND FUNDS		47,577
Inflation-Protected Bond Funds - 0.0%
Fidelity Series Inflation-Protected Bond Index Fund Class F (b)	9	87
Investment Grade Bond Funds - 1.6%
Strategic Advisers Core Income Multi-Manager Fund Class F (b)	909	8,791
TOTAL BOND FUNDS (Cost $56,445)		56,455
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $523,610)		545,088
NET OTHER ASSETS (LIABILITIES) - 0.0%		(56)
NET ASSETS - 100%		$ 545,032
Legend
(a) Non-income producing
(b) Affiliated company
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Series Commodity Strategy Fund Class F	$ 11,132	$ 35,851	$ 32,985	$ -	$ 12,981
Fidelity Series Emerging Markets Debt Fund Class F	967	3,359	88	75	4,141
Fidelity Series Floating Rate High Income Fund Class F	1,040	3,549	62	66	4,426
Fidelity Series Inflation-Protected Bond Index Fund Class F	-	144	51	-	87
Fidelity Series Real Estate Income Fund Class F	593	1,967	55	76	2,411
Strategic Advisers Core Income Multi-Manager Fund Class F	12,041	42,055	44,843	341	8,791
Strategic Advisers Core Multi-Manager Fund Class F	19,571	78,193	2,770	492	98,740
Strategic Advisers Emerging Markets Fund of Funds Class F	6,226	29,018	623	362	34,472
Strategic Advisers Growth Multi-Manager Fund Class F	16,233	63,577	2,378	343	82,423
Strategic Advisers Income Opportunities Fund of Funds Class F	8,629	28,562	788	738	36,599
Strategic Advisers International Multi-Manager Fund Class F	20,685	87,635	2,109	1,321	111,339
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	9,873	42,764	1,392	-	49,688
Strategic Advisers Value Multi-Manager Fund Class F	19,644	78,554	2,958	594	98,990
Total	$ 126,634	$ 495,228	$ 91,102	$ 4,408	$ 545,088
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At December 31, 2013, the cost of investment securities for income tax purposes was $524,054. Net unrealized appreciation aggregated $21,034, of which $24,523 related to appreciated investment securities and $3,489 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Strategic Advisers® Multi-Manager 2030 Fund

December 31, 2013

1.954291.101

O30-QTLY-0214

Investments December 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 60.8%
	Shares	Value
Commodity Funds - 2.6%
Fidelity Series Commodity Strategy Fund Class F (a)(b)	2,840	$ 22,637
Domestic Equity Funds - 58.2%
Strategic Advisers Core Multi-Manager Fund Class F (b)	11,045	151,644
Strategic Advisers Growth Multi-Manager Fund Class F (b)	8,866	126,689
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F (b)	5,758	76,404
Strategic Advisers Value Multi-Manager Fund Class F (b)	10,667	152,106
TOTAL DOMESTIC EQUITY FUNDS		506,843
TOTAL DOMESTIC EQUITY FUNDS (Cost $517,667)		529,480
International Equity Funds - 25.2%

Developed International Equity Funds - 19.2%
Strategic Advisers International Multi-Manager Fund Class F (b)	13,170	167,524
Emerging Markets Equity Funds - 6.0%
Strategic Advisers Emerging Markets Fund of Funds Class F (b)	5,177	52,495
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $217,564)		220,019
Bond Funds - 14.0%

High Yield Bond Funds - 8.9%
Fidelity Series Emerging Markets Debt Fund Class F (b)	670	6,735
Fidelity Series Floating Rate High Income Fund Class F (b)	756	7,850

	Shares	Value
Fidelity Series Real Estate Income Fund Class F (b)	394	$ 4,274
Strategic Advisers Income Opportunities Fund of Funds Class F (b)	5,487	58,605
TOTAL HIGH YIELD BOND FUNDS		77,464
Inflation-Protected Bond Funds - 0.4%
Fidelity Series Inflation-Protected Bond Index Fund Class F (b)	357	3,584
Investment Grade Bond Funds - 4.7%
Strategic Advisers Core Income Multi-Manager Fund Class F (b)	4,194	40,558
TOTAL BOND FUNDS (Cost $122,990)		121,606
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $858,221)		871,105
NET OTHER ASSETS (LIABILITIES) - 0.0%		(62)
NET ASSETS - 100%		$ 871,043
Legend
(a) Non-income producing
(b) Affiliated company
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Series Commodity Strategy Fund Class F	$ 8,014	$ 59,572	$ 44,242	$ -	$ 22,637
Fidelity Series Emerging Markets Debt Fund Class F	805	6,476	412	83	6,735
Fidelity Series Floating Rate High Income Fund Class F	936	7,614	514	80	7,850
Fidelity Series Inflation-Protected Bond Index Fund Class F	2,693	23,278	21,906	4	3,584
Fidelity Series Real Estate Income Fund Class F	538	4,153	284	113	4,274
Strategic Advisers Core Income Multi-Manager Fund Class F	18,359	134,068	110,630	571	40,558
Strategic Advisers Core Multi-Manager Fund Class F	14,114	145,437	11,515	741	151,644
Strategic Advisers Emerging Markets Fund of Funds Class F	4,554	52,530	3,352	581	52,495
Strategic Advisers Growth Multi-Manager Fund Class F	11,730	119,919	9,660	539	126,689
Strategic Advisers Income Opportunities Fund of Funds Class F	7,118	56,706	5,511	855	58,605
Strategic Advisers International Multi-Manager Fund Class F	14,888	161,993	12,366	2,182	167,524
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	7,130	79,411	5,768	-	76,404
Strategic Advisers Value Multi-Manager Fund Class F	14,127	146,016	11,637	893	152,106
Total	$ 105,006	$ 997,173	$ 237,797	$ 6,642	$ 871,105
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At December 31, 2013, the cost of investment securities for income tax purposes was $860,334. Net unrealized appreciation aggregated $10,771, of which $20,644 related to appreciated investment securities and $9,873 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Strategic Advisers® Multi-Manager 2025 Fund

December 31, 2013

1.954289.101

O25-QTLY-0214

Investments December 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 52.4%
	Shares	Value
Commodity Funds - 2.5%
Fidelity Series Commodity Strategy Fund Class F (a)(c)	1,503	$ 11,980
Domestic Equity Funds - 49.9%
Strategic Advisers Core Multi-Manager Fund Class F (c)	5,322	73,071
Strategic Advisers Growth Multi-Manager Fund Class F (c)	4,284	61,218
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F (c)	2,787	36,989
Strategic Advisers Value Multi-Manager Fund Class F (c)	5,133	73,199
TOTAL DOMESTIC EQUITY FUNDS		244,477
TOTAL DOMESTIC EQUITY FUNDS (Cost $242,709)		256,457
International Equity Funds - 20.9%

Developed International Equity Funds - 15.9%
Strategic Advisers International Multi-Manager Fund Class F (c)	6,138	78,072
Emerging Markets Equity Funds - 5.0%
Strategic Advisers Emerging Markets Fund of Funds Class F (c)	2,410	24,442
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $97,616)		102,514
Bond Funds - 26.4%

High Yield Bond Funds - 8.8%
Fidelity Series Emerging Markets Debt Fund Class F (c)	375	3,768
Fidelity Series Floating Rate High Income Fund Class F (c)	454	4,720

	Shares	Value
Fidelity Series Real Estate Income Fund Class F (c)	246	$ 2,665
Strategic Advisers Income Opportunities Fund of Funds Class F (c)	2,995	31,990
TOTAL HIGH YIELD BOND FUNDS		43,143
Inflation-Protected Bond Funds - 0.6%
Fidelity Series Inflation-Protected Bond Index Fund Class F (c)	273	2,747
Investment Grade Bond Funds - 17.0%
Strategic Advisers Core Income Multi-Manager Fund Class F (c)	8,615	83,303
TOTAL BOND FUNDS (Cost $129,428)		129,193
Short-Term Funds - 0.3%

Fidelity Institutional Money Market Portfolio Class F 0.07% (b)(c)	1,231	1,231
Fidelity Short-Term Bond Fund Class F (c)	58	498
TOTAL SHORT-TERM FUNDS (Cost $1,728)		1,729
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $471,481)		489,893
NET OTHER ASSETS (LIABILITIES) - 0.0%		(61)
NET ASSETS - 100%		$ 489,832
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated company
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Institutional Money Market Portfolio Class F	$ 414	$ 4,635	$ 3,818	$ -	$ 1,231
Fidelity Series Commodity Strategy Fund Class F	7,583	38,812	33,242	-	11,980
Fidelity Series Emerging Markets Debt Fund Class F	805	4,448	1,433	70	3,768
Fidelity Series Floating Rate High Income Fund Class F	1,018	5,606	1,799	73	4,720
Fidelity Series Inflation-Protected Bond Index Fund Class F	5,663	31,176	33,530	3	2,747
Fidelity Series Real Estate Income Fund Class F	590	3,178	1,004	91	2,665
Fidelity Short-Term Bond Fund Class F	342	3,264	3,110	5	498
Strategic Advisers Core Income Multi-Manager Fund Class F	18,061	99,717	33,560	696	83,303
Strategic Advisers Core Multi-Manager Fund Class F	13,418	80,841	24,695	388	73,071
Strategic Advisers Emerging Markets Fund of Funds Class F	4,343	27,861	7,976	256	24,442
Strategic Advisers Growth Multi-Manager Fund Class F	11,152	66,197	20,596	274	61,218
Strategic Advisers Income Opportunities Fund of Funds Class F	7,014	38,216	13,650	692	31,990
Strategic Advisers International Multi-Manager Fund Class F	14,182	86,138	26,296	1,017	78,072
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	6,777	43,710	12,320	-	36,989
Strategic Advisers Value Multi-Manager Fund Class F	13,432	81,248	24,804	467	73,199
Total	$ 104,794	$ 615,047	$ 241,833	$ 4,032	$ 489,893
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At December 31, 2013, the cost of investment securities for income tax purposes was $473,619. Net unrealized appreciation aggregated $16,274, of which $20,536 related to appreciated investment securities and $4,262 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Strategic Advisers® Multi-Manager 2020 Fund

December 31, 2013

1.954286.101

O20-QTLY-0214

Investments December 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 45.2%
	Shares	Value
Commodity Funds - 2.3%
Fidelity Series Commodity Strategy Fund Class F (a)(c)	3,198	$ 25,491
Domestic Equity Funds - 42.9%
Strategic Advisers Core Multi-Manager Fund Class F (c)	10,459	143,603
Strategic Advisers Growth Multi-Manager Fund Class F (c)	8,380	119,752
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F (c)	5,455	72,392
Strategic Advisers Value Multi-Manager Fund Class F (c)	10,092	143,914
TOTAL DOMESTIC EQUITY FUNDS		479,661
TOTAL DOMESTIC EQUITY FUNDS (Cost $484,025)		505,152
International Equity Funds - 18.0%

Developed International Equity Funds - 13.8%
Strategic Advisers International Multi-Manager Fund Class F (c)	12,059	153,397
Emerging Markets Equity Funds - 4.2%
Strategic Advisers Emerging Markets Fund of Funds Class F (c)	4,656	47,209
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $191,765)		200,606
Bond Funds - 30.4%

High Yield Bond Funds - 7.8%
Fidelity Series Emerging Markets Debt Fund Class F (c)	826	8,306
Fidelity Series Floating Rate High Income Fund Class F (c)	1,184	12,298

	Shares	Value
Fidelity Series Real Estate Income Fund Class F (c)	568	$ 6,167
Strategic Advisers Income Opportunities Fund of Funds Class F (c)	5,664	60,495
TOTAL HIGH YIELD BOND FUNDS		87,266
Inflation-Protected Bond Funds - 1.0%
Fidelity Series Inflation-Protected Bond Index Fund Class F (c)	1,115	11,209
Investment Grade Bond Funds - 21.6%
Strategic Advisers Core Income Multi-Manager Fund Class F (c)	24,992	241,667
TOTAL BOND FUNDS (Cost $342,466)		340,142
Short-Term Funds - 6.4%

Fidelity Institutional Money Market Portfolio Class F 0.07% (b)(c)	39,140	39,140
Fidelity Short-Term Bond Fund Class F (c)	3,721	31,928
TOTAL SHORT-TERM FUNDS (Cost $71,033)		71,068
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $1,089,289)		1,116,968
NET OTHER ASSETS (LIABILITIES) - 0.0%		(93)
NET ASSETS - 100%		$ 1,116,875
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated company
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Institutional Money Market Portfolio Class F	$ 3,795	$ 45,603	$ 10,258	$ 14	$ 39,140
Fidelity Series Commodity Strategy Fund Class F	6,133	59,976	39,027	-	25,491
Fidelity Series Emerging Markets Debt Fund Class F	805	8,901	1,225	163	8,306
Fidelity Series Floating Rate High Income Fund Class F	1,173	13,127	1,768	195	12,298
Fidelity Series Inflation-Protected Bond Index Fund Class F	8,630	86,458	82,300	11	11,209
Fidelity Series Real Estate Income Fund Class F	632	6,701	915	189	6,167
Fidelity Short-Term Bond Fund Class F	3,109	37,434	8,639	116	31,928
Strategic Advisers Core Income Multi-Manager Fund Class F	22,544	256,787	34,915	2,041	241,667
Strategic Advisers Core Multi-Manager Fund Class F	10,939	143,163	16,458	644	143,603
Strategic Advisers Emerging Markets Fund of Funds Class F	3,567	48,601	5,336	475	47,209
Strategic Advisers Growth Multi-Manager Fund Class F	9,093	116,572	14,017	446	119,752
Strategic Advisers Income Opportunities Fund of Funds Class F	5,446	62,551	7,942	1,206	60,495
Strategic Advisers International Multi-Manager Fund Class F	11,647	150,833	17,098	1,565	153,397
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	5,524	76,745	8,760	-	72,392
Strategic Advisers Value Multi-Manager Fund Class F	10,953	143,690	16,532	777	143,914
Total	$ 103,990	$ 1,257,142	$ 265,190	$ 7,842	$ 1,116,968
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At December 31, 2013, the cost of investment securities for income tax purposes was $1,090,992. Net unrealized appreciation aggregated $25,976, of which $33,538 related to appreciated investment securities and $7,562 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Strategic Advisers® Multi-Manager 2015 Fund

December 31, 2013

1.954284.101

O15-QTLY-0214

Investments December 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 41.0%
	Shares	Value
Commodity Funds - 2.4%
Fidelity Series Commodity Strategy Fund Class F (a)(c)	1,863	$ 14,848
Domestic Equity Funds - 38.6%
Strategic Advisers Core Multi-Manager Fund Class F (c)	5,183	71,157
Strategic Advisers Growth Multi-Manager Fund Class F (c)	4,158	59,417
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F (c)	2,722	36,120
Strategic Advisers Value Multi-Manager Fund Class F (c)	5,003	71,349
TOTAL DOMESTIC EQUITY FUNDS		238,043
TOTAL DOMESTIC EQUITY FUNDS (Cost $242,060)		252,891
International Equity Funds - 16.2%

Developed International Equity Funds - 12.4%
Strategic Advisers International Multi-Manager Fund Class F (c)	5,998	76,292
Emerging Markets Equity Funds - 3.8%
Strategic Advisers Emerging Markets Fund of Funds Class F (c)	2,325	23,579
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $95,923)		99,871
Bond Funds - 32.8%

High Yield Bond Funds - 7.9%
Fidelity Series Emerging Markets Debt Fund Class F (c)	400	4,022
Fidelity Series Floating Rate High Income Fund Class F (c)	659	6,847

	Shares	Value
Fidelity Series Real Estate Income Fund Class F (c)	305	$ 3,310
Strategic Advisers Income Opportunities Fund of Funds Class F (c)	3,232	34,521
TOTAL HIGH YIELD BOND FUNDS		48,700
Inflation-Protected Bond Funds - 1.6%
Fidelity Series Inflation-Protected Bond Index Fund Class F (c)	1,011	10,161
Investment Grade Bond Funds - 23.3%
Strategic Advisers Core Income Multi-Manager Fund Class F (c)	14,889	143,982
TOTAL BOND FUNDS (Cost $204,745)		202,843
Short-Term Funds - 10.0%

Fidelity Institutional Money Market Portfolio Class F 0.07% (b)(c)	34,115	34,115
Fidelity Short-Term Bond Fund Class F (c)	3,246	27,854
TOTAL SHORT-TERM FUNDS (Cost $61,945)		61,969
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $604,673)		617,574
NET OTHER ASSETS (LIABILITIES) - 0.0%		(64)
NET ASSETS - 100%		$ 617,510
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated company
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Institutional Money Market Portfolio Class F	$ 5,550	$ 29,230	$ 664	$ 10	$ 34,115
Fidelity Series Commodity Strategy Fund Class F	5,577	27,742	17,735	-	14,848
Fidelity Series Emerging Markets Debt Fund Class F	676	3,481	80	67	4,022
Fidelity Series Floating Rate High Income Fund Class F	1,173	5,954	131	95	6,847
Fidelity Series Inflation-Protected Bond Index Fund Class F	10,416	49,022	48,127	10	10,161
Fidelity Series Real Estate Income Fund Class F	590	2,877	57	98	3,310
Fidelity Short-Term Bond Fund Class F	4,551	23,829	543	81	27,854
Strategic Advisers Core Income Multi-Manager Fund Class F	23,335	124,627	2,826	1,030	143,982
Strategic Advisers Core Multi-Manager Fund Class F	9,954	59,536	1,475	338	71,157
Strategic Advisers Emerging Markets Fund of Funds Class F	3,234	20,369	65	248	23,579
Strategic Advisers Growth Multi-Manager Fund Class F	8,273	48,698	1,344	241	59,417
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Strategic Advisers Income Opportunities Fund of Funds Class F	$ 4,755	$ 29,544	$ 95	$ 555	$ 34,521
Strategic Advisers International Multi-Manager Fund Class F	10,566	62,509	316	953	76,292
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	5,029	32,780	543	-	36,120
Strategic Advisers Value Multi-Manager Fund Class F	9,970	60,069	1,738	408	71,349
Total	$ 103,649	$ 580,267	$ 75,739	$ 4,134	$ 617,574
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At December 31, 2013, the cost of investment securities for income tax purposes was $605,116. Net unrealized appreciation aggregated $12,458, of which $17,732 related to appreciated investment securities and $5,274 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Strategic Advisers® Multi-Manager 2010 Fund

December 31, 2013

1.954281.101

O10-QTLY-0214

Investments December 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 34.9%
	Shares	Value
Commodity Funds - 2.3%
Fidelity Series Commodity Strategy Fund Class F (a)(c)	1,144	$ 9,119
Domestic Equity Funds - 32.6%
Strategic Advisers Core Multi-Manager Fund Class F (c)	2,877	39,506
Strategic Advisers Growth Multi-Manager Fund Class F (c)	2,308	32,986
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F (c)	1,508	20,016
Strategic Advisers Value Multi-Manager Fund Class F (c)	2,777	39,606
TOTAL DOMESTIC EQUITY FUNDS		132,114
TOTAL DOMESTIC EQUITY FUNDS (Cost $134,397)		141,233
International Equity Funds - 14.3%

Developed International Equity Funds - 10.9%
Strategic Advisers International Multi-Manager Fund Class F (c)	3,466	44,085
Emerging Markets Equity Funds - 3.4%
Strategic Advisers Emerging Markets Fund of Funds Class F (c)	1,345	13,634
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $55,260)		57,719
Bond Funds - 36.2%

High Yield Bond Funds - 7.8%
Fidelity Series Emerging Markets Debt Fund Class F (c)	261	2,628
Fidelity Series Floating Rate High Income Fund Class F (c)	434	4,514

	Shares	Value
Fidelity Series Real Estate Income Fund Class F (c)	183	$ 1,984
Strategic Advisers Income Opportunities Fund of Funds Class F (c)	2,112	22,560
TOTAL HIGH YIELD BOND FUNDS		31,686
Inflation-Protected Bond Funds - 2.0%
Fidelity Series Inflation-Protected Bond Index Fund Class F (c)	807	8,110
Investment Grade Bond Funds - 26.4%
Strategic Advisers Core Income Multi-Manager Fund Class F (c)	11,064	106,986
TOTAL BOND FUNDS (Cost $149,242)		146,782
Short-Term Funds - 14.6%

Fidelity Institutional Money Market Portfolio Class F 0.07% (b)(c)	32,548	32,548
Fidelity Short-Term Bond Fund Class F (c)	3,106	26,652
TOTAL SHORT-TERM FUNDS (Cost $59,220)		59,200
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $398,119)		404,934
NET OTHER ASSETS (LIABILITIES) - 0.0%		(42)
NET ASSETS - 100%		$ 404,892
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated company
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Institutional Money Market Portfolio Class F	$ 7,142	$ 25,430	$ 24	$ 10	$ 32,548
Fidelity Series Commodity Strategy Fund Class F	5,338	15,438	11,075	-	9,119
Fidelity Series Emerging Markets Debt Fund Class F	676	2,013	2	44	2,628
Fidelity Series Floating Rate High Income Fund Class F	1,173	3,457	13	65	4,514
Fidelity Series Inflation-Protected Bond Index Fund Class F	10,536	28,979	29,954	7	8,110
Fidelity Series Real Estate Income Fund Class F	538	1,520	1	61	1,984
Fidelity Short-Term Bond Fund Class F	5,855	20,843	20	75	26,652
Strategic Advisers Core Income Multi-Manager Fund Class F	22,352	86,279	70	694	106,986
Strategic Advisers Core Multi-Manager Fund Class F	9,550	30,407	1,965	217	39,506
Strategic Advisers Emerging Markets Fund of Funds Class F	3,114	10,615	10	143	13,634
Strategic Advisers Growth Multi-Manager Fund Class F	7,933	25,010	2,097	144	32,986
Strategic Advisers Income Opportunities Fund of Funds Class F	4,766	17,723	15	365	22,560
Strategic Advisers International Multi-Manager Fund Class F	10,161	32,004	272	549	44,085
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	4,825	16,722	1,036	-	20,016
Strategic Advisers Value Multi-Manager Fund Class F	9,558	30,272	1,874	262	39,606
Total	$ 103,517	$ 346,712	$ 48,428	$ 2,636	$ 404,934
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At December 31, 2013, the cost of investment securities for income tax purposes was $398,795. Net unrealized appreciation aggregated $6,139, of which $10,703 related to appreciated investment securities and $4,564 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Strategic Advisers® Multi-Manager 2005 Fund

December 31, 2013

1.954279.101

O05-QTLY-0214

Investments December 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 28.6%
	Shares	Value
Commodity Funds - 2.2%
Fidelity Series Commodity Strategy Fund Class F (a)(c)	873	$ 6,956
Domestic Equity Funds - 26.4%
Strategic Advisers Core Multi-Manager Fund Class F (c)	1,813	24,889
Strategic Advisers Growth Multi-Manager Fund Class F (c)	1,453	20,768
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F (c)	950	12,603
Strategic Advisers Value Multi-Manager Fund Class F (c)	1,750	24,953
TOTAL DOMESTIC EQUITY FUNDS		83,213
TOTAL DOMESTIC EQUITY FUNDS (Cost $86,813)		90,169
International Equity Funds - 11.6%

Developed International Equity Funds - 8.9%
Strategic Advisers International Multi-Manager Fund Class F (c)	2,198	27,961
Emerging Markets Equity Funds - 2.7%
Strategic Advisers Emerging Markets Fund of Funds Class F (c)	848	8,598
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $35,180)		36,559
Bond Funds - 40.2%

High Yield Bond Funds - 7.6%
Fidelity Series Emerging Markets Debt Fund Class F (c)	202	2,030
Fidelity Series Floating Rate High Income Fund Class F (c)	342	3,556

	Shares	Value
Fidelity Series Real Estate Income Fund Class F (c)	129	$ 1,405
Strategic Advisers Income Opportunities Fund of Funds Class F (c)	1,583	16,906
TOTAL HIGH YIELD BOND FUNDS		23,897
Inflation-Protected Bond Funds - 2.7%
Fidelity Series Inflation-Protected Bond Index Fund Class F (c)	847	8,514
Investment Grade Bond Funds - 29.9%
Strategic Advisers Core Income Multi-Manager Fund Class F (c)	9,753	94,307
TOTAL BOND FUNDS (Cost $128,944)		126,718
Short-Term Funds - 19.6%

Fidelity Institutional Money Market Portfolio Class F 0.07% (b)(c)	34,108	34,108
Fidelity Short-Term Bond Fund Class F (c)	3,253	27,909
TOTAL SHORT-TERM FUNDS (Cost $62,048)		62,017
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $312,985)		315,463
NET OTHER ASSETS (LIABILITIES) - 0.0%		(38)
NET ASSETS - 100%		$ 315,425
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated company
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Institutional Money Market Portfolio Class F	$ 16,995	$ 38,522	$ 21,409	$ 15	$ 34,108
Fidelity Series Commodity Strategy Fund Class F	3,876	7,508	4,136	-	6,956
Fidelity Series Emerging Markets Debt Fund Class F	676	1,401	2	33	2,030
Fidelity Series Floating Rate High Income Fund Class F	1,173	2,484	17	47	3,556
Fidelity Series Inflation-Protected Bond Index Fund Class F	9,604	19,423	19,315	5	8,514
Fidelity Series Real Estate Income Fund Class F	495	984	22	43	1,405
Fidelity Short-Term Bond Fund Class F	13,932	31,610	17,567	112	27,909
Strategic Advisers Core Income Multi-Manager Fund Class F	18,332	77,231	54	448	94,307
Strategic Advisers Core Multi-Manager Fund Class F	6,928	18,727	1,465	130	24,889
Strategic Advisers Emerging Markets Fund of Funds Class F	2,277	6,415	6	90	8,598
Strategic Advisers Growth Multi-Manager Fund Class F	5,753	15,126	1,121	88	20,768
Strategic Advisers Income Opportunities Fund of Funds Class F	4,755	12,150	14	267	16,906
Strategic Advisers International Multi-Manager Fund Class F	7,449	19,900	616	313	27,961
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	3,501	10,180	585	-	12,603
Strategic Advisers Value Multi-Manager Fund Class F	6,933	18,652	1,405	157	24,953
Total	$ 102,679	$ 280,313	$ 67,734	$ 1,748	$ 315,463
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At December 31, 2013, the cost of investment securities for income tax purposes was $313,673. Net unrealized appreciation aggregated $1,790, of which $5,764 related to appreciated investment securities and $3,974 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Boylston Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Boylston Street Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	February 28, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	February 28, 2014
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	February 28, 2014